Form 13F Cover Page


 Filing for Quarter-Ending:          March 31, 2006

 Check here if Amendment:             (  )
 Amendment Number:
 This Amendment:                      (  )  is a reinstatement
                                      (  )  adds new holdings entries

 Institutional Investment Manager Filing this Report:

 Name:                                Croft-Leominster, Inc.
 Address:                             300 Water Street, 4th floor
                                      Baltimore, MD  21202

 Form 13-F File Number:               28-03999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                                Carla Prescimone
Title:                               Assistant Vice President
Phone:                               410-576-0100

Signature, Place, and Date of Signing:

                                     Baltimore, Maryland
--------------------------------------------------------------------------------
Signature                            City, State                          Date


Report Type (Check only one):

( X )  13F Holdings Report
       Check here if all holdings of this reporting manager are reported in this report.
(  )  13F Notice
      Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
(  )  13F Combination Report
      Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                             none

Form 13F Information Table Entry Total:                         143

Form 13F Information Table Value Total:                       $332.50
                                                            (thousands)


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

 *NOTE: Unless Otherwise Indicated

 ITEM 6: Investment Discretion:                           SOLE
 ITEM 7: Voting Authority:                                NONE

                SECURITY NAME                        TITLE OF CLASS            CUSIP           MARKET VALUE          QUANITY
                --------------                       ---------------           -----           -------------         -------
  Aberden Asia-Pacific Prime Inc                           COM               003009107          $ 0.0814             13,700
 Airspan Networks Inc.                                     COM               00950H102          $ 0.0709             10,500
  Aleris International                                     COM               014477103          $ 0.9400             19,555
 Alliance World Dollar Gvt II                              COM               01879R106          $ 0.2707             21,500
 Altria Group Inc.,                                        COM               02209S103          $ 0.4585              6,471
  Ameren Corporation                                       COM               023608102          $ 0.8639             17,341
 American International Group I                            COM               026874107          $ 6.2386             94,396
  Amgen Inc.                                               COM               031162100          $ 1.0790             14,832
 Amvescap Plc                                         SPONSORED ADR          03235E100          $ 5.0963            270,217
 Anheuser Busch Cos                                        COM               035229103          $ 1.7315             40,483
 Applied Materials Inc                                     COM               038222105          $ 0.2935             16,760
 Aquila Inc.                                               COM               03840P102          $ 2.4642            617,592
  Asia Tigers Fund Inc                                     COM               04516T105          $ 0.2859             17,325
  Bank of America Corp                                     COM               060505104          $ 6.2429            137,086
 Bill Barrett Corporation                                  COM               06846N104          $ 4.1060            125,989
 Berkshire Hathaway - CL A                                CL A               084670108          $ 0.5421                  6
 Berkshire Hathaway - CL B                                CL B               084670207          $ 3.8072              1,264
  Biomet Inc                                               COM               090613100          $ 1.0400             29,280
 Black Rock Global Floating Inc                            COM               091941104          $ 0.2710             14,800
 CBS Inc                                                  CL B               124857202          $ 2.5620            106,838
  Cadbury Schweppes PLC - Sp ADR                           ADR               127209302          $ 0.6194             15,484
  Canadian Natural Resources                               COM               136385101          $ 4.2802             77,273
  Caterpillar Inc                                          COM               149123101          $ 2.9254             40,738
  Cendant Corp                                             COM               151313103          $ 4.8660            280,462
  CenterPoint Energy Inc.                                  COM               15189T107          $ 4.0432            338,914
 Chicago Bridge & Iron Company                       N Y REGISTRY SH         167250109          $ 0.6014             25,059
  Citigroup, Inc.                                          COM               172967101          $ 8.5670            181,388
  Citizens Communications Compan                           COM               17453B101          $ 0.2796             21,070
  Constellation Energy Group                               COM               210371100          $ 0.3124              5,711
  Covance Inc.                                             COM               222816100          $ 0.7558             12,865
 Deere & Co                                                COM               244199105          $ 4.4324             56,071
 Delta & Pine Land Co.                                     COM               247357106          $ 0.2081              6,900
  DeVRY, Inc.                                              COM               253893103          $ 2.1131             92,802
 R.R. Donnelley & Sons Company                             COM               257867101          $ 0.3240              9,902
  Dover Corp                                               COM               260003108          $ 0.3339              6,875
  Dow Chemical Co                                          COM               260543103          $ 0.4601             11,333
 Eastman Kodak Co                                          COM               277461109          $ 1.8078             63,567
  Eaton Corp                                               COM               278058102          $ 1.8510             25,366
 Edwards Lifesciences Corporati                            COM               28176E108          $ 3.9553             90,927
 Enerplus Resources Fund                              UNIT TR G NEW          29274D604          $ 0.4710              9,338
  Enterprise Products Partners L                           COM               293792107          $ 0.3351             13,571
  Exxon Mobil Corp                                         COM               30231g102          $ 0.2509              4,122
  FMC Corp                                               COM NEW             302491303          $ 3.6689             59,195
  Fidelity National Financial, I                           COM               316326107          $ 0.3780             10,639
 First Aviation Services, Inc.                             COM               31865W108          $ 0.0443             10,792
 FirstEnergy Corp                                          COM               337932107          $ 2.7063             55,344
 Fleetwood Enterprises, Inc.                               COM               339099103          $ 0.1195             10,700
  Fluor Corp                                               COM               343412102          $ 8.3329             97,120
  Franklin Resources Inc                                   COM               354613101          $ 1.8996             20,157
 Gemstar-TV Guide International                            COM               36866W106          $ 0.0704             23,000
 Gencorp, Inc.                                             COM               368682100          $ 2.2167            107,867
  General Electric Co                                      COM               369604103          $ 6.4230            184,675
  General Mills Inc                                        COM               370334104          $ 0.5065              9,995
  Genworth Financial Inc.                                  COM               37247D106          $ 0.5578             16,685
  Goldman Sachs Group Inc                                  COM               38141g104          $ 0.5900              3,759
 Hewitt Associates, Incorporate                            COM               42822Q100          $ 0.2120              7,130
  Hilton Hotels Corp                                       COM               432848109          $ 0.2656             10,433
  Honeywell Intl Inc                                       COM               438516106          $ 7.3067            170,837
  ITT Corp (New)                                           COM               450911102          $ 0.2808              4,994
 ICON plc - Spons ADR                                 SPONSORED ADR          45103T107          $ 1.1798             24,131
  Illumnina, Inc.                                          COM               452327109          $ 0.2138              9,000
  Inco Ltd                                                 COM               453258402          $ 2.2063             44,223
  Ingersoll-Rand                                           COM               456866102          $ 2.8585             68,401
  Insured Municipal Income Fund                            COM               45809F104          $ 0.2018             15,500
 International Rectifier Corp.                             COM               460254105          $ 0.3453              8,334
 Iowa Telecommunications Servic                            COM               462594201          $ 0.3292             17,255
  Johnson & Johnson                                        COM               478160104          $ 3.6654             61,895
  Kansas City Southern Inds                              COM NEW             485170302          $ 0.6612             26,771
  Koninklije Philips Electronics                     SP ADR NEW 2000         500472303          $ 0.2287              6,797
 Liberty Global, Inc. - A                               COM SER A            530555101          $ 0.3640             17,781
 Liberty Global, Inc. - C                               COM SER C            530555309          $ 0.3504             17,743
  Liberty Media Corp                                    COM SER A            530718105          $11.0828          1,349,912
 Lloyds TSB Group plc                                 SPONSORED ADR          539439109          $ 1.4501             37,676
 Lockheed Martin Corporation                               COM               539830109          $ 0.2273              3,025
  Lowe's Companies                                         COM               548661107          $ 7.9399            123,214
  Markel Corporation                                       COM               570535104          $ 1.0998              3,257
  Marsh & McLennan Cos                                     COM               571748102          $ 5.9862            203,889
  Massey Energy Company                                    COM               576206106          $ 0.3562              9,875
  McDonald's Corp.                                         COM               580135101          $ 2.0149             58,640
 MCF Corporation                                           COM               580395101          $ 0.0378             27,000
  Meristar Hospitality                                     COM               58984Y103          $ 4.5529            438,619
 Midwest Air Group, Inc.                                   COM               597911106          $ 0.0924             14,000
  Morg Stan Asia-Pacific FD NR                             COM               61744U106          $ 0.2117             12,586
  Morgan Stanley                                         COM NEW             617446448          $ 0.3663              5,831
  Morgan Stanley Inc. Opportunit                      MUN INCOME III         61745P437          $ 0.2122             22,100
 MuniVest Fund, Inc                                        COM               626295109          $ 0.1109             11,800
  Nexen Inc.                                               COM               65334H102          $ 9.1892            166,955
 Nexstar Broadcasting Group, In                           CL A               65336K103          $ 0.0624             12,000
  Nobel Learning Communities, In                           COM               654889104          $ 0.1102             11,500
  Nuveen Dividend Adv Muni Fund                       COM SH BEN INT         67070F100          $ 0.2094             12,600
  PG&E Corp                                                COM               69331C108          $ 1.1491             29,539
 Pacific Ethanol, Inc.                                     COM               69423U107          $ 2.3467            108,692
  Packaging Corp of America                                COM               695156109          $ 0.3877             17,275
  Pactiv Corp                                              COM               695257105          $ 0.3441             14,020
 Pall Corp                                                 COM               696429307          $ 2.8733             92,121
  Pentair, Inc                                             COM               709631105          $ 4.6171            113,303
  PerkinElmer, Inc.                                        COM               714046109          $ 1.9023             81,051
  Pfizer Inc                                               COM               717081103          $ 4.4820            179,857
  Pharmaceutical Product Develop                           COM               717124101          $ 5.4444            157,308
 Pinnacle West Capital Corp                                COM               723484101          $ 3.0656             78,405
 Precision Drilling Trust                                TR UNIT             740215108          $ 0.2037              6,300
  Procter & Gamble                                         COM               742718109          $ 1.8719             32,481
  Prudential Financial Inc.                                COM               744320102          $ 9.7641            128,797
  Putnam Municipal Bond Fund                            SH BEN INT           74683V100          $ 0.2133             16,965
 RAE Systems Inc.                                          COM               75061P102          $ 0.0571             16,000
 Revlon, Inc.                                             CL A               761525500          $ 0.0873             27,642
 Rockwell Automation, Inc.                                 COM               773903109          $ 3.6788             51,158
 SPDR Trust Series I                                   UNIT SER 1            78462F103          $ 1.0088              7,770
  St. Paul Travelers Cos. Inc.                             COM               792860108          $ 7.0999            169,894
  Salomon Bros Worldwide Income                            COM               79548T109          $ 0.2584             19,400
 Sangamo BioSciences, Inc.                                 COM               800677106          $ 0.0774             13,000
 Sears Holding Corp.                                       COM               812350106          $ 3.3783             25,626
  Sempra Energy                                            COM               816851109          $ 3.2639             70,251
 Sierra Pacific Resources                                  COM               826428104          $ 2.4990            180,955
 Smith & Wesson Holding Corpora                            COM               831756101          $ 0.1029             17,000
 Southern Union Co                                         COM               844030106          $ 0.3787             15,250
 Sprint Nextel Corp.                                     COM FON             852061100          $ 1.5970             61,804
 Stratex Networks, Inc.                                    COM               86279T109          $ 0.1230             20,000
  Templeton Emerging Mkts Inc Fd                           COM               880192109          $ 0.2484             19,315
  Terex Corporation                                        COM               880779103         $ 12.4339            156,914
  Textron Inc                                              COM               883203101          $ 2.6645             28,531
  3M Co.                                                   COM               88579Y101          $ 2.8901             38,183
  Time Warner                                              COM               887317105          $ 8.5789            510,954
  Triarc Companies, Inc.                                   CL A              895927101          $ 2.0783            114,002
  Tyco International Ltd                                   COM               902124106         $ 14.2467            530,013
 United Technologies                                       COM               913017109          $ 0.6086             10,498
 Van Kampen Advantage Muni II                          SH BEN INT            92112K107          $ 0.1935             14,550
  Varian Inc.                                              COM               922206107          $ 0.6590             16,002
 Varian Medical Systems, Inc.                              COM               92220P105          $ 0.9161             16,312
 Verisign, Inc.                                            COM               92343E102          $ 0.6707             27,958
  Viacom Inc. - Cl B                                       CL B              925524308          $ 5.2507            135,327
 Waddell & Reed Financial - A                             CL A               930059100          $ 3.4366            148,772
 Washington Mutual, Inc.                                   COM               939322103          $ 0.6841             16,051
 Washington Post -Cl B                                    CL B               939640108          $ 0.2377                306
 Waters Corporation                                        COM               941848103          $ 0.2308              5,348
  Wells Fargo & Co.                                        COM               949746101          $ 0.2920              4,572
  Williams Cos Inc.                                        COM               969457100          $ 8.7343            408,335
 World Heart Corporation                                 COM NEW             980905202          $ 0.0192             20,000
 Wyeth                                                     COM               983024100          $ 5.2463            108,127
 Ace Ltd                                                   ORD               G0070K103          $ 9.7144            186,779
 Foster Wheeler Ltd.                                     SHS NEW             G36535139          $ 9.9069            209,404
 PartnerRe Ltd                                             COM               G6852T105          $ 1.9493             31,394
 QIAGEN N.V.                                               ORD               N72482107          $ 2.6031            174,590


                                                                                              $ 332.5038      $  11,295,406
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